Fair Value Measurements- Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets accounted for at fair value on a recurring basis
Fair Value	$ 20,971	$ 14,875
Short-term investments	1,254	802
Reinsurance recoverable for GMWB	35,848	27,455
Separate account assets	111,592	109,625
Liabilities accounted for at fair value on a recurring basis
Separate account assets	1,600	877
Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	20,971	14,875
Equity securities, at fair value	203	65
Derivative assets	43	12
Short-term investments	1,254	802
Separate account assets	110,021	108,748
Total assets accounted for at fair value on a recurring basis	132,484	124,509
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	(575)	21
Derivative Liability	(252)	(480)
Total liabilities accounted for at fair value on a recurring basis	(812)	(552)
FIA embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	(655)
GMWB embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	80	21
Estimate of Fair Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate account assets	404	441
Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	2
Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	7	(1)
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	2	(1)
Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	18	6
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(25)	(19)
Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	16	7
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(229)	(460)
Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Reinsurance recoverable for GMWB	(8)	7
Modified coinsurance reinsurance contracts | Recurring
Liabilities accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	15	(93)
ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	258	444
CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	944	1,428
CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	2,335	1,215
Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	13,357	8,552
Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	362	266
Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	1,456	875
RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	811	769
U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	1,448	1,326
Level 1 | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	166	117
Equity securities, at fair value	11	11
Derivative assets	0	0
Short-term investments	744	586
Separate account assets	69,089	67,679
Total assets accounted for at fair value on a recurring basis	70,010	68,393
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	0	0
Derivative Liability	0	0
Total liabilities accounted for at fair value on a recurring basis	0	0
Level 1 | FIA embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	0
Level 1 | GMWB embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	0	0
Level 1 | Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0
Level 1 | Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 1 | Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 1 | Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 1 | Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Reinsurance recoverable for GMWB	0	0
Level 1 | Modified coinsurance reinsurance contracts | Recurring
Liabilities accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	0	0
Level 1 | ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 1 | CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 1 | CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 1 | Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	39	0
Level 1 | Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 1 | Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 1 | RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 1 | U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	127	117
Level 2 | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	19,630	13,963
Equity securities, at fair value	171	22
Derivative assets	13	10
Short-term investments	435	194
Separate account assets	40,449	40,609
Total assets accounted for at fair value on a recurring basis	60,698	54,798
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	0	0
Derivative Liability	(34)	(39)
Total liabilities accounted for at fair value on a recurring basis	(19)	(132)
Level 2 | FIA embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	0
Level 2 | GMWB embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	0	0
Level 2 | Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	2
Level 2 | Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	7	(1)
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	2	(1)
Level 2 | Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	15	4
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(22)	(19)
Level 2 | Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	(11)	7
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(14)	(19)
Level 2 | Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Reinsurance recoverable for GMWB	0	0
Level 2 | Modified coinsurance reinsurance contracts | Recurring
Liabilities accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	15	(93)
Level 2 | ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	258	444
Level 2 | CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	785	1,169
Level 2 | CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	2,059	1,161
Level 2 | Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	12,653	8,224
Level 2 | Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	362	266
Level 2 | Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	1,455	875
Level 2 | RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	737	615
Level 2 | U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	1,321	1,209
Level 3 | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	1,175	795
Equity securities, at fair value	21	32
Derivative assets	30	2
Short-term investments	75	22
Separate account assets	79	20
Total assets accounted for at fair value on a recurring basis	1,372	878
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	(575)	21
Derivative Liability	(218)	(441)
Total liabilities accounted for at fair value on a recurring basis	(793)	(420)
Level 3 | FIA embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	(655)
Level 3 | GMWB embedded derivative | Recurring
Liabilities accounted for at fair value on a recurring basis
Total other policyholder funds and benefits payable	80	21
Level 3 | Credit derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0
Level 3 | Foreign exchange derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Level 3 | Interest rate derivatives | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	3	2
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(3)	0
Level 3 | Macro hedge program | Recurring
Assets accounted for at fair value on a recurring basis
Derivative assets	27	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(215)	(441)
Level 3 | Reinsurance recoverable for GMWB | Recurring
Assets accounted for at fair value on a recurring basis
Reinsurance recoverable for GMWB	(8)	7
Level 3 | Modified coinsurance reinsurance contracts | Recurring
Liabilities accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	0	0
Level 3 | ABS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 3 | CLOs | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	159	259
Level 3 | CMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	276	54
Level 3 | Corporate | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	665	328
Level 3 | Foreign governments | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	0	0
Level 3 | Municipal | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	1	0
Level 3 | RMBS | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	74	154
Level 3 | U.S. Treasuries | Recurring
Assets accounted for at fair value on a recurring basis
Fair Value	$ 0	$ 0